RECLAMATION AND ENVIRONMENTAL OBLIGATION	3 Months Ended
Feb. 28, 2026
RECLAMATION AND ENVIRONMENTAL OBLIGATION
RECLAMATION AND ENVIRONMENTAL OBLIGATION

6.RECLAMATION AND ENVIRONMENTAL OBLIGATION

Reclamation and environmental costs are based principally on legal and regulatory requirements. Management estimates the costs associated with reclamation of land to its original condition following mineral exploration activities. These estimates are reviewed periodically; however, actual results may differ from those estimates.

In connection with the acquisition of Oregon Energy (Note 5), reclamation and environmental obligations were evaluated in accordance with ASC 805, and recorded at their estimated fair value as of the acquisition date. The Company also considered the guidance under ASC 410, Asset Retirement and Environmental Obligations, for subsequent measurement of such obligations.

Prior to the acquisition, Oregon Energy posted cash bonds as financial assurance with the Bureau of Land Management of the United States Department of the Interior (“BLM”) and the Oregon Department of Geology and Mineral Industries (“DOGAMI”) to satisfy reclamation requirements. As of February 28, 2026, restricted cash totaled $140,960 (November 30, 2025 - $Nil), representing amounts held as collateral for these obligations. These bonds relate to mineral exploration activities conducted in fiscal years prior to the acquisition, dating back to 2023, for which reclamation activities have been completed prior to the acquisition.

Oregon Energy originally deposited $160,470 with BLM and DOGAMI. In February 2025, refunds of $19,510 were received from the BLM following partial satisfaction of reclamation requirements. The remaining bonds are retained by the BLM and DOGAMI, until revegetation was deemed successful by these regulatory agencies.

As reclamation and environmental obligations were substantially settled prior to the acquisition, and the Company has yet to commence new exploration activities, the carrying amount of reclamation and environmental obligation was $Nil as of February 28, 2026.

Increases in reclamation and environmental obligation associated with exploration activities of the Company are not capitalized to mineral rights (Note 9), as only acquisition costs are capitalizable in accordance with ASC 930, Extractive Activities – Mining.